UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE INTERNATIONAL GROWTH FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 0.2%
Telepizza Group SA	50,000	$300,933	*(a)(b)

Internet & Catalog Retail - 1.9%
ASOS PLC	41,030	2,443,722	*(b)

Leisure Products - 1.6%
Shimano Inc.	12,500	1,959,416	(b)

Media - 0.9%
APN Outdoor Group Ltd.	191,000	1,171,379	(b)

Specialty Retail - 1.5%
Industria de Diseno Textil SA	54,540	1,884,139	(b)

Textiles, Apparel & Luxury Goods - 2.5%
Pandora A/S	23,720	3,081,714	(b)

TOTAL CONSUMER DISCRETIONARY		10,841,303

CONSUMER STAPLES - 13.8%
Beverages - 4.6%
Coca-Cola Amatil Ltd.	182,000	1,277,327	(b)
Diageo PLC, ADR	24,080	2,806,283
Fomento Economico Mexicano SAB de CV, ADR	18,520	1,657,540

Total Beverages		5,741,150

Food Products - 3.4%
Nestle SA, ADR	50,130	4,021,930
Vitasoy International Holdings Ltd.	156,010	296,106	(b)

Total Food Products		4,318,036

Household Products - 2.1%
Reckitt Benckiser Group PLC	27,340	2,648,229	(b)

Personal Products - 3.7%
Shiseido Co., Ltd.	164,760	4,628,195	(b)

TOTAL CONSUMER STAPLES		17,335,610

ENERGY - 4.3%
Energy Equipment & Services - 2.5%
Schlumberger Ltd.	38,840	3,127,397

Oil, Gas & Consumable Fuels - 1.8%
Suncor Energy Inc.	83,800	2,255,376

TOTAL ENERGY		5,382,773

FINANCIALS - 14.5%
Banks - 3.1%
ING Groep NV	244,200	2,724,214	(b)
KBC Group NV	22,670	1,177,660	*(b)

Total Banks		3,901,874

Capital Markets - 1.4%
UBS Group AG, Registered Shares	130,100	1,792,778	*

Diversified Financial Services - 8.4%
Deutsche Boerse AG	29,270	2,455,191	(b)
Hong Kong Exchanges & Clearing Ltd.	67,470	1,665,797	(b)
London Stock Exchange Group PLC	88,934	3,261,068	(b)
ORIX Corp.	226,200	3,163,780	(b)

Total Diversified Financial Services		10,545,836

Insurance - 1.6%
AXA SA	97,000	1,972,982	(b)

TOTAL FINANCIALS		18,213,470

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 20.6%
Biotechnology - 2.7%
ProQR Therapeutics NV	18,100	$88,690	*
Shire PLC	49,990	3,232,118	(b)

Total Biotechnology		3,320,808

Health Care Equipment & Supplies - 4.4%
Essilor International SA	16,800	2,149,192	(b)
Hoya Corp.	96,400	3,419,592	(b)

Total Health Care Equipment & Supplies		5,568,784

Life Sciences Tools & Services - 5.5%
ICON PLC	50,820	3,947,189	*
Mettler-Toledo International Inc.	7,290	2,997,721	*

Total Life Sciences Tools & Services		6,944,910

Pharmaceuticals - 8.0%
Allergan PLC	8,400	2,124,780	*
Eisai Co., Ltd.	19,100	1,117,229	(b)
Kyowa Hakko Kirin Co., Ltd.	80,096	1,397,850	(b)
Novo Nordisk A/S, ADR	67,000	3,816,990
Ono Pharmaceutical Co., Ltd.	45,200	1,620,949	(b)

Total Pharmaceuticals		10,077,798

TOTAL HEALTH CARE		25,912,300

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.9%
Safran SA	35,730	2,425,319	(b)

Airlines - 2.1%
Ryanair Holdings PLC, ADR	36,885	2,610,351

Commercial Services & Supplies - 1.3%
Rentokil Initial PLC	575,590	1,636,088	(b)

Electrical Equipment - 2.4%
Vestas Wind Systems A/S	43,610	3,045,514	(b)

Industrial Conglomerates - 1.2%
CK Hutchison Holdings Ltd.	130,000	1,521,361	(b)

Machinery - 2.1%
Atlas Copco AB, Class B Shares	77,620	1,984,502	(b)
Stabilus SA	12,572	658,009	*(b)

Total Machinery		2,642,511

Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	18,900	2,830,842

Trading Companies & Distributors - 2.1%
Wolseley PLC	47,920	2,667,401	(b)

TOTAL INDUSTRIALS		19,379,387

INFORMATION TECHNOLOGY - 12.5%
Internet Software & Services - 2.1%
Alibaba Group Holding Ltd., ADR	31,600	2,606,368	*

Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV	33,240	3,675,672	(b)
NXP Semiconductors NV	11,930	1,003,194	*

Total Semiconductors & Semiconductor Equipment		4,678,866

Software - 6.7%
Check Point Software Technologies Ltd.	32,090	2,467,079	*
Mobileye NV	38,910	1,864,178	*
SAP SE, ADR	30,570	2,671,512
Temenos Group AG, Registered Shares	23,690	1,464,115	(b)

Total Software		8,466,884

TOTAL INFORMATION TECHNOLOGY		15,752,118

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
MATERIALS - 4.4%
Chemicals - 3.0%
CHR Hansen Holding A/S		11,000	$691,837	(b)
Novozymes A/S, Class B Shares		62,000	3,046,528	(b)

Total Chemicals			3,738,365

Containers & Packaging - 1.1%
Amcor Ltd.		115,000	1,314,984	(b)

Metals & Mining - 0.3%
Orocobre Ltd.		133,180	420,045	*(b)

TOTAL MATERIALS			5,473,394

TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Vodafone Group PLC		741,000	2,254,199	(b)

UTILITIES - 1.2%
Electric Utilities - 1.2%
DONG Energy A/S		37,000	1,507,015	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $119,500,781)			122,051,569

	RATE
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,085,901)	0.460%	1,085,901	1,085,901

TOTAL INVESTMENTS - 98.0% (Cost - $120,586,682#)			123,137,470
Other Assets in Excess of Liabilities - 2.0%			2,476,410

TOTAL NET ASSETS - 100.0%			$125,613,880

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (formerly ClearBridge Global Growth Trust) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$10,841,303	—	$10,841,303
Consumer Staples	$8,485,753	8,849,857	—	17,335,610
Financials	1,792,778	16,420,692	—	18,213,470
Health Care	12,975,370	12,936,930	—	25,912,300
Industrials	5,441,193	13,938,194	—	19,379,387
Information Technology	10,612,331	5,139,787	—	15,752,118
Materials	—	5,473,394	—	5,473,394
Telecommunication Services	—	2,254,199	—	2,254,199
Other Common Stocks	6,889,788	—	—	6,889,788

Total Long-Term Investments	$46,197,213	$75,854,356	—	$122,051,569

Short-Term Investments†	$1,085,901	—	—	$1,085,901

Total Investments	$47,283,114	$75,854,356	—	$123,137,470

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $75,854,356 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,488,132
Gross unrealized depreciation	(6,937,344)

Net unrealized appreciation	$2,550,788

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016